Results of operation - Selling, General and Administrative expenses - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Selling, General and Administrative expenses
Increase (Decrease) in selling general and administrative expenses		€ 4,900		€ 7,900
Percentage increase (decrease) in selling, general and administrative expenses.		46.30%		34.40%
Selling, general and administrative expenses	€ 15,618	€ 10,672	€ 30,992	€ 23,063